Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO (Janet Huffman 2025, and Kimberly Murphy and Michael Redmond 2024) ($) (1) (2)	Compensation actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return($)(4)	Net Income($)(in thousands) (5)
2025	$609,157	$407,457	$609,157	$407,457	$0.66	$(984,249)
2024	$745,065	$279,699	$275,947	$128,500	$(18)	$(1,056,792)

PEO Total Compensation Amount	$ 609,157	$ 745,065
PEO Actually Paid Compensation Amount	407,457	279,699
Non-PEO NEO Average Total Compensation Amount	609,157	275,947
Non-PEO NEO Average Compensation Actually Paid Amount	407,457	128,500
Total Shareholder Return Amount	0.66	(18)
Net Income (Loss) Attributable to Parent	$ (984,249)	$ (1,056,792)
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table and each of total shareholder return (“TSR”) and net loss.